Note 7 - Income Taxes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Details
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0